Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document and Entity Information
Document Type	11-K
Entity Registrant Name	THE TORONTO-DOMINION BANK
Entity Central Index Key	0000947263
Amendment Flag	false
TD 401(k) Retirement Plan
Document and Entity Information
Document Type	11-K
Amendment Flag	false